Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

12   Loss per share

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Net loss for the year attributable to owners of the Company	(1,281,699)	(872,274)	(362,715)
Weighted average number of ordinary shares in issue (in’000 shares)	1,108,291	1,094,748	1,089,589

Basic loss per share (RMB yuan)	(1.16)	(0.80)	(0.33)
Diluted loss per share (RMB yuan)	(1.16)	(0.80)	(0.33)

Basic loss per ADS (RMB yuan) (Note)	(34.69)	(23.90)	(9.99)
Diluted loss per ADS (RMB yuan) (Note)	(34.69)	(23.90)	(9.99)

Note: One ADS represent thirty ordinary shares of the Company.

Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares in issue during the years ended December 31, 2021, 2022 and 2023.

Shares held for share incentive scheme purpose have been treated as treasury shares. Accordingly, for purpose of calculation of loss per share, the issued and outstanding number of ordinary shares as at December 31, 2021, 2022 and 2023, taking into account the shares held for share incentive scheme purpose, were 1,109,938,973 shares, 1,089,589,125 shares, 1,089,589,125 shares, respectively.

The effects of all outstanding share options granted under the Share Option Scheme and Restricted Share Units Scheme (Note 27) for the years ended December 31, 2021, 2022 and 2023, have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive. Accordingly, dilutive loss per share for the years ended December 31, 2021, 2022 and 2023 were the same as basic loss per share for the years.